Offerings	Jul. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, par value Won 5,000 per share, represented by American depositary shares
Amount Registered | shares	17,200,784
Proposed Maximum Offering Price per Unit	1,697.17
Maximum Aggregate Offering Price	$ 29,192,654,581.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,031,505.60
Offering Note	(a) American depositary shares, or ADSs, issuable upon deposit of the common shares registered hereby will be registered under a separate registration statement on Form F-6 (File No. 333-297185). Each ADS represents one-tenth of a common share. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) and Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of Won 2,602,500 per common share, which is the average of the high and low prices of the registrant's common shares on the KRX KOSPI Market of the Korea Exchange on June 29, 2026, and an exchange rate of Won 1,533.44 per US$1.00, the noon buying rate in effect on June 26, 2026 as quoted by the Federal Reserve Bank of New York in the United States, rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common shares, par value Won 5,000 per share, represented by American depositary shares
Amount Registered | shares	589,216
Proposed Maximum Offering Price per Unit	1,697.17
Maximum Aggregate Offering Price	$ 999,999,718.72
Amount of Registration Fee	$ 138,099.96
Offering Note	(a) See note 1(a) above. (b) See note 1(b) above. (c) The Registrant previously paid a registration fee of $138,100.00 in connection with the initial filing of the Registration Statement on Form F-1 on June 24, 2026. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converted to Rule 457(a) under the Securities Act.